Income Taxes and Duties - Profit-Sharing Duty Narrative (Details) - MXN ($) $ in Thousands	1 Months Ended			7 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax assets and liabilities [line items]
Percentage DUC tax rate					40.00%	40.00%
Profit sharing duty					$ 188,032,962
Profit sharing duty monthly installment	$ 73,507,538	$ 73,507,538	$ 73,507,538	$ 63,122,712	124,178,852
Profit sharing duty balance amount					731,398
Duties and income tax paid					$ 109,402,970	$ 234,982,338	$ 431,444,989
Exploration
Changes in deferred tax assets and liabilities [line items]
Profit sharing duty						280,756,794
Profit sharing duty monthly installment						206,541,811
Profit sharing duty balance amount						$ 707,445
Exploration | Changes in tax rates or tax laws enacted or announced
Changes in deferred tax assets and liabilities [line items]
Percentage DUC tax rate					30.00%	40.00%